Capital management - ING capital position (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Capital Management [Line Items]
Shareholders' equity	€ 55,339	€ 53,698	€ 55,628	€ 57,004
Fully-loaded
Disclosure Of Capital Management [Line Items]
Shareholders' equity	49,698	50,314
- Interim profits not included in CET1 capital	(2,125)	(2,152)
- Other adjustments	(3,006)	(2,902)
Regulatory adjustments	(5,130)	(5,054)
Available common equity Tier 1 capital	44,567	45,260
Additional Tier 1 securities	7,459	7,965
Regulatory adjustments additional Tier 1	112	66
Available Tier 1 capital	52,138	53,291
Supplementary capital Tier 2 bonds	10,608	9,852
Regulatory adjustments Tier 2	98	50
Available Total capital	62,845	63,194
Risk weighted assets	€ 340,739	€ 333,708
Common equity Tier 1 ratio	13.10%	13.60%
Tier 1 ratio	15.30%	16.00%
Total capital ratio	18.40%	18.90%